Other Operating Revenue Gain on Sale of Oil and Gas Properties (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Other Operating Revenue (Textuals)
Proceeds from sold undeveloped leased acreage	$ 3,252,588	$ 5,371,788
Other operating revenue - gain on sale of undeveloped oil and gas properties	1,768,521	3,004,721
Contingent payment	78,300	78,300
Developed Non Operated [Member] | Arabella LLC [Member]
Other Operating Revenue (Textuals)
Proceeds from sold undeveloped leased acreage	327,734
Other operating revenue - gain on sale of undeveloped oil and gas properties	46,398
Undeveloped [Member] | Arabella LLC [Member]
Other Operating Revenue (Textuals)
Proceeds from sold undeveloped leased acreage	2,924,854	5,044,054
Other operating revenue - gain on sale of undeveloped oil and gas properties	$ 1,722,123	$ 2,958,323